Note 6 - Share Based Compensation (Details) - Fair Value Inputs, Assets, Quantitative Information (USD $)	9 Months Ended
Sep. 30, 2013
Fair Value Inputs, Assets, Quantitative Information [Abstract]
Fair value of options granted (in Dollars per share)	$ 2.69
Risk-free rate of return	0.81%
Expected option life in years	7 years
Expected volatility	30.82%
Expected dividends (1) (in Dollars)	$ 0 [1]

[1]	To date, the Company has not paid any cash dividends on its common stock.